Stockholder's Equity (Details)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 19, 2019 shares	Dec. 17, 2018 shares	Jan. 31, 2019 shares	Mar. 31, 2019 shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Sep. 30, 2019 shares	Jun. 30, 2019 shares	Nov. 06, 2018 $ / shares	Oct. 21, 2018 shares
Stockholders Equity [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000	1,000,000
Preferred stock, shares issued					0	0	0
Preferred stock, shares outstanding					0	0	0
Warrants exercise price | $ / shares					$ 0.01	$ 0.01
Number of days for written notice of redemption					30 days	30 days
Common stock equals or exceeds for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date | $ / shares					$ 18.00	$ 18.00
Additionally minimum price of public warrants become exercisable prior written notice of redemption | $ / shares					10.00	10.00
Convertible exercisable or exchangeable for shares of common stock at an issue price | $ / shares					$ 9.20	$ 9.20
Percentage of warrant exercise price in new issuance					115.00%	115.00%
Sponsor
Stockholders Equity [Line Items]
Reverse split ratio		0.8-for-1
Common stock shares outstanding		5,750,000
Number of forfeited shares			575,000
Warrants exercise price | $ / shares					$ 1.50	$ 1.50
Class A Common stock
Stockholders Equity [Line Items]
Common stock, shares authorized					100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued included possible redemption					23,000,000	23,000,000
Common stock shares outstanding included possible redemption					23,000,000	23,000,000
Number of shares issued for possible redemption					22,073,865	22,061,272	0
Common stock, shares issued					926,135	938,728	0
Common stock shares outstanding				1,119,837	926,135	938,728	0	876,966	876,491	968,745	1,034,560		0
Stock Conversion Ratio					1
Class B common stock
Stockholders Equity [Line Items]
Common stock, shares authorized					10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued					5,750,000	5,750,000	5,750,000
Common stock shares outstanding				5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000		0
Number of forfeited shares				575,000		575,000
Percentage of issued and outstanding common stock after the initial public offering						20.00%	20.00%
Voting rights of common stock					one vote	one vote
Class B common stock | Sponsor
Stockholders Equity [Line Items]
Common stock, par value (in dollars per share) | $ / shares												$ 0.0001
Common stock shares outstanding		5,750,000
Number of forfeited shares			575,000			750,000
Number of shares issued to underwriter	750,000
Class B common stock | Sponsor | Maximum
Stockholders Equity [Line Items]
Number of forfeited shares			750,000